Other assets	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other assets	Other assets:

As at	Dec 31 2021	Dec 31 2020
Cash flow hedges (note 19)	$56,802	$3,371
Chile VAT receivable	18,493	22,118
Restricted cash for debt service and major maintenance of vessels (a)	13,053	15,064
Restricted cash for debt service (a)	—	26,915
Defined benefit pension plans (note 21)	5,017	4,794
Investment in Carbon Recycling International	4,620	4,620
Deferred financing fees	1,431	8,813
Other	9,612	13,468
Total other assets	109,028	99,163
Less current portion (b)	(9,842)	(6,634)
	$99,186	$92,529

a) Restricted cash
The Company holds $13.1 million (2020 - $42.0 million) of restricted cash for the funding of debt service and major maintenance accounts. The Egypt limited recourse debt facilities were repaid in full in 2021 and restricted cash for debt service was released accordingly.

b) Current portion of other assets
Other assets presented as current assets as at December 31, 2021 includes $3.2 million of restricted cash for major maintenance, in particular the anticipated operating costs of four vessels, as well as $6.6 million for the current portion of the cash flow hedge (see note 19).